United States
Securities and Exchange Commission
Washington, DC   20549

Form 13-F

Form 13-F Cover Page

Report for the Calendar Year of the Quarter Ended  March 31, 2008.

Institutional Investment Manager Filing this Report:

Name:		Ayrshire Associates, Inc.
Address:	1800 K Street, NW
		Suite 1030
		Washington, DC   20006

13-F File Number:	028-07230

The Institutional Investment Manager filing this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form.

Person signing the report on behalf of Reporting
Manager

Name:		James K. Ferguson
Title:		President
Phone:		202-293-9113

Signature, Place and Date of Signing:

James K. Ferguson	Washington, DC   	05/08/08

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Chevy Chase Bank Ser C 8% Pfd  PRF              166779207      489    23050 SH       SOLE                    23050
AT&T Inc                       COM              00206R102     1478    38579 SH       SOLE                    38579
Abbott Labs                    COM              002824100      210     3800 SH       SOLE                     3800
Alliance-Bernstein Holding LP  COM              01881G106     1917    30245 SH       SOLE                    30245
Apple Inc                      COM              037833100     4154    28950 SH       SOLE                    28950
Baker Hughes                   COM              057224107     2767    40395 SH       SOLE                    40395
Bank of America                COM              060505104     4422   116636 SH       SOLE                   116636
Baxter International           COM              071813109     1225    21180 SH       SOLE                    21180
Berkshire Hathaway Class A     COM                             267        2 SH       SOLE                        2
ChevronTexaco                  COM              166764100      855    10020 SH       SOLE                    10020
Cisco Systems                  COM              17275R102     2778   115318 SH       SOLE                   115318
ConocoPhillips                 COM              20825C104     2973    39007 SH       SOLE                    39007
Constellation Energy Group     COM              210371100     1369    15505 SH       SOLE                    15505
Corporate Office Properties Tr COM              22002T108     1758    52300 SH       SOLE                    52300
Covance                        COM              222816100     4599    55430 SH       SOLE                    55430
Danaher                        COM              235851102     4196    55189 SH       SOLE                    55189
Dun & Bradstreet               COM              26483E100     1166    14330 SH       SOLE                    14330
Emerson Electric               COM              291011104      201     3900 SH       SOLE                     3900
Express Scripts                COM              302182100     3193    49635 SH       SOLE                    49475
Exxon Mobil                    COM              30231G102     6187    73155 SH       SOLE                    73155
FMC Technologies               COM              30249U101     2834    49810 SH       SOLE                    49810
General Electric               COM              369604103     2145    57949 SH       SOLE                    57949
Genzyme Corp                   COM              372917104     1497    20080 SH       SOLE                    20080
Goldman Sachs                  COM              38141G104     1381     8350 SH       SOLE                     8350
Google Class A                 COM              38259P508     2508     5695 SH       SOLE                     5695
Hansen Natural Corp            COM              411310105     1769    50109 SH       SOLE                    50109
Harris                         COM              413875105     4324    89095 SH       SOLE                    89095
Hewlett-Packard                COM              428236103     4532    99257 SH       SOLE                    99257
Johnson & Johnson              COM              478160104     1103    17003 SH       SOLE                    17003
Johnson Controls Inc           COM              478366107     3209    94935 SH       SOLE                    94935
L-3 Communications             COM              502424104     1939    17730 SH       SOLE                    17730
LabCorp                        COM              50540R409     4090    55515 SH       SOLE                    55515
McDonald's                     COM              580135101     5990   107405 SH       SOLE                   107405
Microsoft                      COM              594918104     1719    60587 SH       SOLE                    60587
Monsanto                       COM              61166W101      383     3438 SH       SOLE                     3438
Nord Resources Corp            COM              655555100       57    65000 SH       SOLE                    65000
Omnicom Group                  COM              681919106      447    10110 SH       SOLE                    10110
PepsiCo                        COM              713448108     3787    52456 SH       SOLE                    52456
Precision Castparts            COM              740189105     3281    32138 SH       SOLE                    32138
Procter & Gamble               COM              742718109     1826    26064 SH       SOLE                    26064
Quality Systems Inc            COM              747582104     1837    61485 SH       SOLE                    61485
Research In Motion             COM              760975102     2421    21575 SH       SOLE                    21575
Rohm & Haas                    COM              775371107      211     3900 SH       SOLE                     3900
SEI Investments                COM              784117103     1031    41750 SH       SOLE                    41750
Schlumberger                   COM              806857108     1241    14259 SH       SOLE                    14259
Sigma Aldrich                  COM              826552101     2827    47385 SH       SOLE                    47385
T. Rowe Price Group            COM              74144T108     4790    95795 SH       SOLE                    95795
Tower Group Inc                COM              891777104     2854   113405 SH       SOLE                   113405
United Technologies            COM              913017109     1218    17705 SH       SOLE                    17705
Walgreen                       COM              931422109     2609    68491 SH       SOLE                    68491
Washington REIT                COM              939653101      302     9024 SH       SOLE                     9024
Wells Fargo                    COM              949746101     1259    43255 SH       SOLE                    43255
XTO Energy                     COM              98385X106     5090    82286 SH       SOLE                    82286
S&P Depositary Receipts                         78462F103     9750 73880.0000SH      SOLE               73880.0000
Schwab Institutional Select S&                                 869 82868.2340SH      SOLE               82868.2340
Vanguard Mid-Cap ETF                            922908629     3333 49138.0000SH      SOLE               49138.0000
Franklin Income Fund                                            56 23276.028SH       SOLE                23276.028